Victory Diversified Stock Fund
Victory Diversified Stock Fund
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Diversified Stock Fund	Class A		Class C		Class I	Class R	Class R6		Class Y
Maximum SalesCharge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none	[1]	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[2]	1.00%	[3]	none	none	none	[1]	none
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 17 of the Fund's Prospectus.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Diversified Stock Fund		Class A	Class C	Class I	Class R	Class R6		Class Y
Management Fees		0.62%	0.62%	0.62%	0.62%	0.62%	[1]	0.62%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%	none	[1]	none
Other Expenses	[2]	0.21%	0.28%	0.20%	0.26%	0.26%	[1]	0.39%
Total Annual Fund Operating Expense		1.08%	1.90%	0.82%	1.38%	0.88%	[1]	1.01%
Fee Waiver/Expense Reimbursement		none	none	none	none	(0.10%)	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.08%	1.90%	0.82%	1.38%	0.78%	[1],[3]	0.86%	[3]
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[2]	Other Expenses include Acquired Fund Fees and Expenses that were less than 0.01%.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class R6 and Class Y shares do not exceed 0.78% and 0.86%, respectively, until at least February 28, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Diversified Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	679	899	1,136	1,816
Class C	293	597	1,026	2,222
Class I	84	262	455	1,014
Class R	140	437	755	1,657
Class R6	80	249	457	1,056
Class Y	88	274	512	1,193

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Diversified Stock Fund Class C	193	597	1,026	2,222

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stock, which includes securities convertible or exchangeable into common stock traded on U.S. exchanges. The Fund's investments include securities issued by established, large-cap companies. The Fund's investments include the securities of large, established foreign issuers that are traded on U.S. exchanges, including American and Global Depository Receipts (ADRs and GDRs). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund invests in both growth and value securities.

■  Growth securities are stocks of companies that the Adviser believes will experience earnings growth; and

■  Value securities are stocks that the Adviser believes are intrinsically worth more than their market value.

The Adviser employs both a top-down and bottom-up methodology to construct a diversified portfolio that avoids excessive sector and security concentrations. The Adviser pursues investments that it believes are statistically cheap or intrinsically undervalued given growth prospects, while trying to identify the presence of a catalyst for future growth (e.g., acquisition, new products, economic cycle or management change). The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class R6 or Class Y shares as those share classes do not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 15.03% (quarter ended September 30, 2009) Lowest -24.46% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2013)
Average Annual Returns Victory Diversified Stock Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	26.69%	14.51%	6.57%
Class C	32.41%	14.94%	6.36%
Class I	34.84%	16.20%	5.22%	[1]	Aug. 31, 2007
Class R	34.07%	15.57%	6.90%
After Taxes on Distributions Class A	25.93%	14.24%	5.89%
After Taxes on Distributions and Sales Class A	15.70%	11.70%	5.21%
S&P 500 Index	32.39%	17.94%	7.41%
[1]	Performance is from August 31, 2007, inception date of Class I shares.